Stockholders’ Equity (Details) - USD ($)					1 Months Ended						3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Nov. 24, 2021	Oct. 25, 2021	Sep. 14, 2020	Sep. 14, 2020	Nov. 24, 2021	Oct. 25, 2021	Feb. 23, 2021	Feb. 23, 2021	Jan. 31, 2021	Oct. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Stockholders’ Equity (Details) [Line Items]
Option liability per share (in Dollars per share)	$ 145.29				$ 145.29						$ 10		$ 10
Gross cash proceeds (in Dollars)	$ 25,000,000				$ 25,000,000
Warrant exercise price (in Dollars per share)			$ 0.01	$ 0.01
Additional paid-in capital (in Dollars)			$ 731,281	$ 731,281												$ 731,281
Stock option decrease price (in Dollars per share)																$ 0.27
Stock option increase price (in Dollars per share)																$ 30.57
Total unrecognized compensation cost (in Dollars)											$ 106,279		$ 106,279		$ 1,123,877	$ 141,672	$ 1,123,877
Weighted-average period													1 year 9 months 25 days		1 year 10 months 13 days	2 years 3 months 25 days
Weighted average of outstanding options (in Dollars per share)													$ 0.73			$ 0.73	$ 0.34
Share-based compensation expense (in Dollars)											$ 16,986		$ 33,972			$ 1,358,868	$ 1,102,044
Transfer of common shares																27,000
Additional shares issued																7,000
Stock based compensation expense (in Dollars)																$ 10,835
Shares repurchase																	2,087,000
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Gross cash proceeds (in Dollars)							$ 300,000,000						$ 7,000,000
CF ACQUISITION CORP. VI [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock par value (in Dollars per share)																$ 0.0001		$ 0.0001
Percentage of converted share																20.00%
Preferred stock shares authorized											1,000,000		1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Percentage of converted share													20.00%
Option liability per share (in Dollars per share)																$ 10
Gross cash proceeds (in Dollars)														$ 300,000,000		$ 300,000,000
CF ACQUISITION CORP. VI [Member] | Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Option liability per share (in Dollars per share)																$ 10
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued											8,119,690		8,119,690		8,119,690	8,119,690	8,119,690
Common stock, share outstanding											8,119,690		8,119,690		8,119,690	8,119,690	8,119,690
Share issued	172,070				172,070
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized											160,000,000		160,000,000		160,000,000	160,000,000	160,000,000
Common stock par value (in Dollars per share)											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued											700,000		700,000			700,000
Shares excluding from subject to possible redemption											30,000,000		30,000,000		0	30,000,000	0
Common stock, share outstanding											700,000		700,000			700,000
Option liability per share (in Dollars per share)																$ 11.5
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member] | Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, share outstanding											700,000		700,000			700,000
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized																40,000,000
Common stock, shares issued											135,220		135,220		135,220	135,220	135,220
Common stock, share outstanding											135,220		135,220		135,220	135,220	135,220
Percentage of shares issued and outstanding																20.00%
Stock split description		Company effected a stock split of the then outstanding Common and Preference shares at a ratio of 1,000-to-1.				Company effected a stock split of the then outstanding Common and Preference shares at a ratio of 1,000-to-1.
Convertible percenatge			5.00%	5.00%
Expiration term			20 years	20 years
Restricted shares																10,625
Restricted stock units																$110,838
Restricted stock units (in Dollars)																$ 110,838
Class B Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized											40,000,000		40,000,000		40,000,000	40,000,000	40,000,000
Common stock par value (in Dollars per share)											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued											7,500,000		7,500,000		8,625,000	7,500,000	8,625,000
Common stock, share outstanding							7,500,000	7,500,000			7,500,000		7,500,000		8,625,000	7,500,000	8,625,000
Common stock voting rights													Holders of Class B common stock are entitled to one vote for each share.			Holders of Class B common stock are entitled to one vote for each share.
Shares forfeited								1,125,000		5,750,000			1,125,000			1,125,000
Shares cancelled									5,750,000
Percentage of converted share													20.00%
Restricted Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Share-based compensation expense (in Dollars)																$ 44,776
Founder Shares [Member] | Class B Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Stockholders’ Equity (Details) [Line Items]
Shares cancelled									5,750,000	5,750,000